CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (CAD) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	1,077	1,776
Restricted cash	24	19
Accounts receivable and other (Note 5)	4,408	4,014
Accounts receivable from affiliates	18	12
Inventory	906	779
Total Current assets	6,433	6,600
Property, plant and equipment, net	36,807	33,318
Long-term investments (Note 6)	3,812	3,175
Deferred amounts and other assets	2,635	2,461
Intangible assets, net	917	817
Goodwill	440	419
Deferred income taxes	24	10
Total Assets	51,068	46,800
Current liabilities
Bank indebtedness	777	479
Short-term borrowings	431	583
Accounts payable and other	5,041	5,052
Interest payable	203	196
Environmental liabilities	345	107
Current maturities of long-term debt	874	652
Total Current liabilities	7,671	7,069
Long-term debt	20,145	20,203
Other long-term liabilities	2,925	2,541
Deferred income taxes	2,807	2,483
Total Liabilities	33,548	32,296
Contingencies (Note 14)
Redeemable noncontrolling interests	1,083	1,000
Share capital
Preference shares (Note 8)	4,699	3,707
Common shares (826 and 805 outstanding at June 30, 2013 and December 31, 2012, respectively)	5,545	4,732
Additional paid-in capital	740	522
Retained earnings	2,924	3,173
Accumulated other comprehensive loss (Note 9)	(968)	(1,762)
Reciprocal shareholding (Note 10)	(86)	(126)
Total Enbridge Inc. shareholders' equity	12,854	10,246
Noncontrolling interests	3,583	3,258
Total Equity	16,437	13,504
Total Liabilities and equity	51,068	46,800